Interim consolidated statement of comprehensive income - unaudited - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Interim consolidated statement of comprehensive income
(Loss)/profit for the period	£ (1,402)	£ 63,828	£ (16,941)	£ 33,558
Items that may be reclassified to profit or loss
Movement on hedges	1,395	2,075	1,166	19,246
Income tax expense relating to movements on hedges	(350)	(167)	(291)	(210)
Other comprehensive income for the period, net of income tax	1,045	1,908	875	19,036
Total comprehensive (loss)/income for the period	£ (357)	£ 65,736	£ (16,066)	£ 52,594